PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158
Additions	—	348	6,146	17,314	2,938	2,300	29,046
Construction completed	—	14,544	(16,518)	1,692	282	—	—
Disposals	—	(182)	—	(17,204)	(455)	(1,299)	(19,140)
Balance, September 30, 2023	$4,705	$160,980	$—	$166,940	$14,839	$4,600	$352,064
Additions	—	1,811	135	2,253	180	1,384	5,763
Disposals	—	—	—	(241)	(1)	(2,225)	(2,467)
Balance, September 30, 2024	$4,705	$162,791	$135	$168,952	$15,018	$3,759	$355,360

Accumulated depreciation and impairment
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)
Depreciation	—	(2,023)	—	(18,166)	(1,817)	(713)	(22,719)
Disposals	—	38	—	16,146	367	744	17,295
Impairment	(2,721)	(78,320)	—	(79,521)	(4,074)	(619)	(165,255)
Balance, September 30, 2023	$(2,721)	$(99,897)	$—	$(136,571)	$(11,593)	$(2,236)	$(253,018)
Adjustment	—	(3,420)	—	4,011	—	—	591
Depreciation	—	(2,882)	—	(5,200)	(499)	(359)	(8,940)
Disposals	—	—	—	176	1	2,061	2,238
Balance, September 30, 2024	$(2,721)	$(106,199)	$—	$(137,584)	$(12,091)	$(534)	$(259,129)

Net book value
September 30, 2023	$1,984	$61,083	$—	$30,369	$3,246	$2,364	$99,046
September 30, 2024	$1,984	$56,592	$135	$31,368	$2,927	$3,225	$96,231

Disclosure of detailed information about reconciliation of additions to property, plant and equipment
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Total additions (including right-of-use lease assets)	$5,763	$29,046
Additions related to right-of-use lease assets (Note 14)	(1,384)	(2,300)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	258	(5,285)
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	94	7,681
Purchase of property, plant and equipment	$4,731	$29,142